Other Long-Term Liabilities (Tables)	12 Months Ended
Aug. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	2021 $	2020 $
Pension liabilities (note 28)	21	68
Post retirement liabilities (note 28)	5	4

	26	72